NOTE 22. CONVERTIBLE PROMISSORY NOTES	12 Months Ended
Dec. 31, 2021
Note 22. Convertible Promissory Notes
NOTE 22. CONVERTIBLE PROMISSORY NOTES

NOTE 22. CONVERTIBLE PROMISSORY NOTES

	Consolidated
	December 31, 2021 A$	December 31, 2020 A$
Face value of convertible promissory note issued on January 20, 2020 (note i)	2,621,360	2,621,360
Face value of convertible promissory note issued on August 6, 2020 (note ii)	2,291,740	2,291,740
Debt discount	(3,790,737)	(3,790,737)
Liability component on initial recognition	1,122,363	1,122,363
Interest accrued but not yet paid for the period (Note 6)	3,587,588	1,692,217
Interest paid during the year	(185,469)	(185,469)
Exchange differences	(213,066)	(433,062)
Carrying value as at end of year	4,311,416	2,196,049

Note (i)

On January 20, 2020, the Company entered into a Convertible Promissory Note Purchase Agreement the ("CN Agreement"), with an independent third party ("Noteholder"). Pursuant to CN Agreement, the Noteholder purchased from the Company a 10% convertible promissory note (the "Promissory Note") in the principal amount of HK$14 million (equivalent to approximately A$2.6 million) maturing in two (2) years from the date of the agreement. The Noteholder has the right to convert the principal amount to shares in the Company at a fixed conversion price of US$3.00, subject to adjustment, per share over the term of the Promissory Note.

In October 2020, the Group settled the interest accrued of A$174,811 by issuing 46,741 shares to the Noteholder.

Subsequent to the balance sheet date, on January 19, 2022, the Noteholder converted the Promissory Note and accrued interest to a total of 664,871 shares in the Company.

Note (ii)

On August 6, 2020, the Company entered into a second Convertible Promissory Note Agreement ("the Second CN Agreement") with a third party ("Second Noteholder"). Pursuant to the Second CN Agreement, the holder invested USD 1,650,000 under a convertible note (the "Second Note") without interest, maturing in two years from the date of the Second Note. The Second Noteholder or the Company has the right to convert the principal into ordinary shares of the Company at a conversion price of US$ 3.25 per share over the term of the Second Note. The conversion price is subject to downward adjustment and has a floor price of US$ 1.50 if the Company sells ordinary shares below the conversion price within 12 months after the date of the Second Note. The Second Note cannot be prepaid. The Second Noteholder agreed to waive piggyback registration rights.

The conversion feature in convertible promissory notes were derivative liabilities based on the fact the conversion into shares could result in a variable number of shares to be issued.

Subsequent to the balance sheet date, on April 13, 2022, the Second Noteholder converted the Second CN Agreement to a total of 507,692 shares in the Company.